Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Face Statements [Line Items]
Net interest income/(expense)		$ 30,489	$ 28,176	$ 29,813
– interest income		49,609	40,995	42,414
– interest expense		(19,120)	(12,819)	(12,601)
Net fee income		12,620	12,811	12,777
– fee income		16,044	15,853	15,669
– fee expense		(3,424)	(3,042)	(2,892)
Net income from financial instruments held for trading or managed on a fair value basis		9,531	8,426	7,521
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(1,488)	2,836	1,262
Changes in fair value of long-term debt and related derivatives		(97)	155	(1,997)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		695
Gains less losses from financial investments		218	1,150	1,385
Dividend income		75	106	95
Net insurance premium income		10,659	9,779	9,951
Other operating income/(expense)		885	337	(971)
Total operating income		63,587	63,776	59,836
Net insurance claims and benefits paid and movement in liabilities to policyholders		(9,807)	(12,331)	(11,870)
Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions		53,780	51,445	47,966
Loan impairment charges and other credit risk provisions		(1,767)	(1,769)	(3,400)
Net operating income		52,013	49,676	44,566
Employee compensation and benefits		(17,373)	(17,315)	(18,089)
General and administrative expenses		(15,353)	(15,707)	(16,473)
Depreciation and impairment of property, plant and equipment		(1,119)	(1,166)	(1,229)
Amortisation and impairment of intangible assets		(814)	(696)	(777)
Goodwill impairment of Global Private Banking – Europe		0	0	(3,240)
Total operating expenses		(34,659)	(34,884)	(39,808)
Operating profit		17,354	14,792	4,758
Share of results		2,536	2,375	2,354
Profit before tax		19,890	17,167	7,112
Tax (expense) credit		(4,865)	(5,288)	(3,666)
Profit for the year		15,025	11,879	3,446
Attributable to:
– ordinary shareholders of the parent company		12,608	9,683	1,299
– preference shareholders of the parent company		90	90	90
– other equity holders		1,029	1,025	1,090
– non-controlling interests		1,298	1,081	967
Profit for the year		$ 15,025	$ 11,879	$ 3,446
Basic earnings per ordinary share (in dollars per share)		$ 0.63	$ 0.48	$ 0.07
Diluted earnings per ordinary share (in dollars per share)		$ 0.63	$ 0.48	$ 0.07
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest income/(expense)		$ (1,112)	$ (383)	$ (424)
– interest income		2,193	2,185	1,380
– interest expense		(3,305)	(2,568)	(1,804)
Net fee income		0	2	(1)
Net income from financial instruments held for trading or managed on a fair value basis		245	(181)	119
Changes in fair value of long-term debt and related derivatives		(77)	103	(49)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		43	0	0
Gains less losses from financial investments		4	154	0
Dividend income	[1]	55,304	10,039	10,436
Other operating income/(expense)		960	769	696
Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions		55,367	10,503	10,777
Employee compensation and benefits		(37)	(54)	(570)
General and administrative expenses		(4,507)	(4,911)	(4,014)
Reversal of impairment / (impairment) of subsidiaries	[2]	2,064	(63)	0
Total operating expenses		(2,480)	(5,028)	(4,584)
Profit before tax		52,887	5,475	6,193	[3]
Tax (expense) credit		(62)	64	402
Profit for the year		52,825	5,539	6,595
Attributable to:
Profit for the year		$ 52,825	$ 5,539	$ 6,595

[1]	2018 includes $44,893m (2017:nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements. This amount does not form part of distributable reserves.
[2]	2018 includes a $2,200m (2017:nil) part reversal of the impairment previously recognised against HSBC Holdings investment in HSBC Overseas Holdings (UK) Limited. This amount does not form part of distributable reserves.
[3]	The 2016 comparative figure for cash and cash equivalents was amended in 2017 to include loans and advances to HSBC undertakings of one month or less duration.